CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (309,623,944)	$ (48,586,753)	¥ (221,852,864)	¥ (52,929,508)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	682,085	107,034		592,717
Share-based compensation	15,911,144	2,496,806	186,903,431
Deferred income tax benefits	(2,167,099)	(340,065)	(2,495,332)
Depreciation and amortization	14,931,572	2,343,089	5,618,984	2,619,682
Impairment of intangible assets	2,915,000	457,427	0	0
Impairment of goodwill	106,949,249	16,782,671
Changes in fair value of financial instruments			5,247	9,024,437
Gain (loss) on disposal of an investment security	50,000	7,846	(4,863,233)
Gain on extinguishment of a convertible debt				(8,986,048)
Loss (gain) on disposal of property and equipment	432,298	67,837	(35,572)	15,765
Gain on disposal of a subsidiary	(917,251)	(143,937)
Unrealized foreign currency exchange (gain) losses			3,113,970	(750,270)
Changes in operating assets and liabilities, net of effect of acquisitions and disposal of a subsidiary:
Accounts receivable	(7,998,240)	(1,255,098)	(2,667,688)	7,679,995
Inventories	(548,307)	(86,041)	(6,853,202)
Prepayments and other current assets	(41,473,243)	(6,508,057)	(6,104,334)	(4,186,913)
Other non-current assets	(751,337)	(117,901)	(1,065,699)	(516,780)
Accounts payable	8,491,260	1,332,464	2,380,364	9,023,623
Amount due to a related party				(6,898,800)
Deferred revenue	4,252,823	667,361	(2,814,922)	8,787,345
Income tax payable	2,988,106	468,899	1,246,030	930,554
Accrued expenses and other current liabilities	(7,325,654)	(1,149,555)	9,182,914	3,952,391
Other non-current liabilities	2,300,000	360,920
Net cash used in operating activities	(210,901,538)	(33,095,053)	(40,301,906)	(31,641,810)
Investing activities:
Purchase of property and equipment	(7,004,705)	(1,099,191)	(7,471,486)	(5,881,767)
Proceeds from disposal of property and equipment	126,670	19,877	100,960
Purchase of term deposits			(841,183,485)	(82,061,210)
Proceeds from maturity of term deposits	170,857,260	26,811,232	741,124,785	373,537,111
Payment for asset acquisitions	(2,550,000)	(400,151)	(3,250,000)
Payment for business combinations, net of cash acquired of nil,RMB10,497,237 and nil in 2019, 2020 and 2021, respectively	(24,491,600)	(3,843,266)	(203,081,831)
Proceeds from disposal of financial instruments			25,023,165
Issuance of interest free loans to an employee	(1,600,000)	(251,075)
Disposal of a subsidiary, net of cash received	(4,985,220)	(782,290)
Net cash provided by (used in) investing activities	130,352,405	20,455,136	(288,737,892)	285,594,134
Financing activities:
Proceeds from issuance of Class A Ordinary Shares, net of underwriting commissions, discounts and underwriter's lawyer fee of RMB46,589,365			548,765,995
Payments for initial public offering ("IPO") costs			(45,286,456)	(2,252,291)
Repayment of a convertible debt				(20,000,000)
Issuance of interest free loans to a shareholder				(8,000,000)
Proceeds from repayment of interest free loans to a shareholder				8,000,000
Payment made on behalf of Mr. Baoli Ma			(4,722,814)
Proceeds from repayment made by Mr. Baoli Ma			4,722,814
Proceeds from exercising of share options	64,034	10,048
Net cash (used in) provided by financing activities	64,034	10,048	503,479,539	(22,252,291)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(9,222,065)	(1,447,143)	(32,220,775)	2,527,206
Net (decrease) increase in cash and cash equivalents	(89,707,164)	(14,077,012)	142,218,966	234,227,239
Cash and cash equivalents at the beginning of the year	439,492,788	68,966,009	297,273,822	63,046,583
Cash and cash equivalents at the end of the year	349,785,624	54,888,997	439,492,788	297,273,822
Supplemental cash flow information:
Interest paid	0	0	2,695,890	0
Income taxes paid	0	0	0	0
Non-cash investing and financing activities:
Accrual of IPO costs	0	0	0	6,227,056
Consideration payable in connection with business combinations	0	0	24,742,025	0
Automatic conversion of convertible redeemable preferred shares to Class A ordinary shares upon the IPO	0	0	1,500,748,518	0
Consideration receivable in connection with disposal of a subsidiary	¥ 300,000	$ 47,077	¥ 0	¥ 0